NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2023
Non-Controlling Interest 1 [Abstract]
Disclosure of non-controlling interests
Non-controlling interests consisted of the following:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
REUs and Special LP Units(1)	$15,099	$14,688
FV LTIP Units(1)	22	45
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation(2)	2,581	2,490
Preferred equity of subsidiaries	2,758	2,772
Non-controlling interests in subsidiaries and properties	17,729	12,822
Total interests of others in operating subsidiaries and properties	23,068	18,084
Total non-controlling interests	$38,189	$32,817
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the REUs changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity
(2)See Note 28, Related Parties, for further information on the Manager Reorganization.

Schedule of interests in subsidiaries
Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2022
BPO(1)	Canada	—%	—%	$3,149	$2,835
Corporate Holding Entities(2)	Bermuda/Canada	—%	—%	4,969	5,033
U.S. Retail(3)	United States	—%	—%	1,285	1,280
U.S. Manufactured Housing(4)	United States	76%	76%	1,308	1,191
U.K. Student Housing(4)	Bermuda	75%	75%	1,599	1,594
Korea Mixed-use(4)	South Korea	78%	78%	938	936
U.K. Short Stay(4)	United Kingdom	73%	73%	567	756
U.S. Hospitality(4)	United States	77%	77%	670	724
U.S. Logistics	United States	77%	77%	883	434
Other	Various	33% - 99%	33% - 99%	7,700	3,301
Total				$23,068	$18,084
(1)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)Includes non-controlling interests in various corporate entities of the partnership which vary from 1% - 100%.
(3)Includes non-controlling interests in BPYU subsidiaries.
(4)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.